Goldman Sachs Large Cap Value Fund Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.32%	10.52%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.58%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.88%	11.26%	9.61%
Performance Inception Date	Jan. 12, 1998